FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment: [___]; Amendment Number: [___].
This Amendment (Check only one.)   	[___] is a restatement,
     					[___] adds new holdings entities

Institutional Investment Manager Filing this Report:
Name:		Sit Investment Fixed Income Advisors, Inc.
Address:	3300 IDS Center
		80 South Eighth Street
		Minneapolis, MN  55402

13F file Number:  28-4373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:

Name:	Paul E. Rasmussen
Title	Vice President
Phone	612-332-3223

Paul E. Rasmussen, Minneapolis, Minnesota, January 24, 2012
Signature

Report Type (Check only one.):
    [___]  13F HOLDINGS REPORT.  (Check here if all holdings of this
    		reporting manager are reported in this report.)
    [_X ]  13F NOTICE.  (Check here if no holdings are in this report,
    		and all holdings are reported by other reporting manager(s).) [___] 13F COMBINATION REPORT. (Check here if a portion of
    		of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
	Sit Investment Associates, Inc.